Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-Current
Accounts receivable	$ 4,774	$ 3,414
Loss allowance (see Note 3A(iii))	(4,590)	(3,080)
Non current trade receivables	184	334
Current
Accounts receivable	134,889	111,210
Trade receivables from related parties (Note 27)	3,738	2,424
Loss allowance (see Note 3A(iii))	(55,920)	(54,553)
Current trade receivables	$ 82,707	$ 59,081